Acquisition (Details) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended			0 Months Ended		0 Months Ended
	Sep. 30, 2012	Dec. 14, 2012 NEK Special Programs Group LLC (NEK)	Dec. 31, 2012 NEK Special Programs Group LLC (NEK)	Dec. 31, 2012 NEK Special Programs Group LLC (NEK)	Dec. 31, 2011 NEK Special Programs Group LLC (NEK)	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Customer relationships	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Customer relationships Minimum item	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Corporate trade names	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Corporate trade names Minimum	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Non-compete agreements
Acquisitions
Number of employees hired							200
Cost of acquisition net		$ 52,000,000
Fair value of consideration transferred		53,200,000
Cash paid for acquisition			33,100,000	33,100,000
Estimated current liability of additional cash consideration			20,100,000	20,100,000
Additional cash consideration accelerated if certain event occure			8,400,000
Fair value of additional contingent cash consideration			11,700,000	11,700,000
Period within which contingent consideration will be paid							2 months		6 months
Purchase price allocation
Amortizable intangible assets						13,300,000		4,900,000		200,000
Accounts receivable - billed		3,400,000
Accounts receivable - unbilled		7,700,000
Accounts payable		2,700,000
Other net tangible assets acquired		(400,000)
Net identifiable assets acquired		26,400,000
Goodwill		26,800,000
Total		53,200,000
Weighted average useful life of intangible assets	6 years			4 years
Estimated amortization expense related to the intangible assets
2013	12,246,000		3,000,000	3,000,000
2014	9,330,000		3,400,000	3,400,000
2015	6,495,000		2,900,000	2,900,000
2016	3,802,000		2,400,000	2,400,000
2017	1,962,000		1,900,000	1,900,000
Unaudited pro forma information
Net sales				324,000,000	327,000,000
Net income attributable to Cubic				$ 13,100,000	$ 21,100,000